Financial liabilities designated at fair value	12 Months Ended
Dec. 31, 2018
Financial liabilities designated at fair value
Financial liabilities designated at fair value

The notes included in this section focus on assets and liabilities the Barclays Bank Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Barclays Bank Group’s approach to managing market risk can be found on page 00.

	Barclays Bank Group
	2018		2017
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	46,649	54,159	42,563	46,920
Deposits	31,706	32,053	4,448	4,414
Repurchase agreements and other similar secured borrowing	139,386	139,626	126,691	126,822
Other financial liabilities	-	-	16	16
Financial liabilities designated at fair value	217,741	225,838	173,718	178,172

The cumulative own credit net loss recognised is £121m (2017: £179m)